Prepaid Expenses	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Prepaid Expenses [Abstract]
PREPAID EXPENSES

5.	PREPAID EXPENSES

Prepaid expenses consisted of the following at June 30, 2019 and December 31, 2018:

	June 30, 2019	December 31, 2018
Prepaid insurance	$14,752	$28,828
Prepaid products and services	169,006	54,870
Prepaid rent and security deposit	10,000	5,915
	$193,758	$89,613

4.	PREPAID EXPENSES

Prepaid expenses consisted of the following:

	2018	2017
Prepaid insurance	$28,828	$30,847
Prepaid products and services	54,870	66,246
Prepaid rent and security deposit	5,915	5,915
	$89,613	$103,008